Strategic Funds, Inc. (the "Fund”)
-Dreyfus Conservative Allocation Fund
-Dreyfus Moderate Allocation Fund
-Dreyfus Growth Allocation Fund
(Each, A”Series”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to each Series’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 28, 2015 (SEC Accession

No. 0000737520-15-000044).